E Shares [Member] Investment Objectives and Goals - E Shares - S000012081 [Member]	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Cornerstone Growth Fund (the Fund) seeks long-term capital appreciation.